Appendix IV: Financial Instruments - Interest Rate Swaps (Details) € in Millions	Dec. 31, 2021 EUR (€)
Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 223
2022 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	144
2023 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	114
2024 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(2)
2025 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	23
2026 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	18
Subsequent years | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(74)
Non trading purposes | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(98)
Non trading purposes | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(22)
Non trading purposes | Fixed to fix | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.06%
Average spread (as a percent)	0.49%
Non trading purposes | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.92%
Average spread (as a percent)	0.63%
Non trading purposes | Fixed to floating | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.02%
Average spread (as a percent)	1.02%
Non trading purposes | Fixed to floating | 2022 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.73%
Average spread (as a percent)	0.92%
Non trading purposes | Fixed to floating | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.52%
Average spread (as a percent)	0.37%
Non trading purposes | Fixed to floating | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.77%
Average spread (as a percent)	0.55%
Non trading purposes | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.12%
Average spread (as a percent)	0.36%
Non trading purposes | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	3.55%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.63%
Average spread (as a percent)	0.56%
Non trading purposes | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.91%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.51%
Average spread (as a percent)	0.01%
Non trading purposes | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (260)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (26)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.80%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.66%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2022 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.60%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.24%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.26%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.52%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.65%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.82%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.79%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 162
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 4
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (75)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (75)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (43)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (12,915)
Non trading purposes | Receiving leg | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,677)
Non trading purposes | Receiving leg | Fixed to floating | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,868)
Non trading purposes | Receiving leg | Fixed to floating | 2022 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(565)
Non trading purposes | Receiving leg | Fixed to floating | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,674)
Non trading purposes | Receiving leg | Fixed to floating | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(962)
Non trading purposes | Receiving leg | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,393)
Non trading purposes | Receiving leg | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(150)
Non trading purposes | Receiving leg | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(965)
Non trading purposes | Receiving leg | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,295)
Non trading purposes | Receiving leg | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,720)
Non trading purposes | Receiving leg | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(7,235)
Non trading purposes | Receiving leg | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,103)
Non trading purposes | Receiving leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,564)
Non trading purposes | Receiving leg | Floating to fixed | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(812)
Non trading purposes | Receiving leg | Floating to fixed | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2022 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(972)
Non trading purposes | Receiving leg | Floating to fixed | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(662)
Non trading purposes | Receiving leg | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(470)
Non trading purposes | Receiving leg | Floating to fixed | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(150)
Non trading purposes | Receiving leg | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(50)
Non trading purposes | Receiving leg | Floating to fixed | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(777)
Non trading purposes | Receiving leg | Floating to fixed | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,295)
Non trading purposes | Receiving leg | Floating to fixed | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,556)
Non trading purposes | Receiving leg | Floating to fixed | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(812)
Non trading purposes | Paying leg | Fixed to fix | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 75
Average interest rate (as a percent)	0.55%
Non trading purposes | Paying leg | Fixed to fix | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 75
Average interest rate (as a percent)	0.55%
Non trading purposes | Paying leg | Fixed to fix | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 43
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 12,915
Non trading purposes | Paying leg | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,677
Non trading purposes | Paying leg | Fixed to floating | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,868
Non trading purposes | Paying leg | Fixed to floating | 2022 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	565
Non trading purposes | Paying leg | Fixed to floating | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,674
Non trading purposes | Paying leg | Fixed to floating | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	962
Non trading purposes | Paying leg | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,393
Non trading purposes | Paying leg | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	150
Non trading purposes | Paying leg | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	965
Non trading purposes | Paying leg | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,295
Non trading purposes | Paying leg | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,720
Non trading purposes | Paying leg | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	6,975
Non trading purposes | Paying leg | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,077
Non trading purposes | Paying leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,564
Non trading purposes | Paying leg | Floating to fixed | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	812
Non trading purposes | Paying leg | Floating to fixed | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2022 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	972
Non trading purposes | Paying leg | Floating to fixed | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	662
Non trading purposes | Paying leg | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	470
Non trading purposes | Paying leg | Floating to fixed | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	150
Non trading purposes | Paying leg | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	50
Non trading purposes | Paying leg | Floating to fixed | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	777
Non trading purposes | Paying leg | Floating to fixed | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,295
Non trading purposes | Paying leg | Floating to fixed | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,718
Non trading purposes | Paying leg | Floating to fixed | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	816
Derivative instruments | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,145
Derivative instruments | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(2,217)
Derivative instruments | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(86)
Derivative instruments | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(8)
Derivative instruments | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(41)
Derivative instruments | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.20%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	3.04%
Average spread (as a percent)	0.75%
Derivative instruments | Fixed to floating | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	3.42%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative instruments | Fixed to floating | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	5.77%
Average spread (as a percent)	1.07%
Derivative instruments | Fixed to floating | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.20%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2022 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	2.03%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2022 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2022 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative instruments | Fixed to floating | 2022 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.50%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	2.19%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2023 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2023 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative instruments | Fixed to floating | 2023 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	2.36%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2024 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.32%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.30%
Average spread (as a percent)	1.03%
Derivative instruments | Fixed to floating | 2025 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	5.77%
Average spread (as a percent)	1.07%
Derivative instruments | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	2.79%
Average spread (as a percent)	2.78%
Derivative instruments | Fixed to floating | 2026 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.72%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	3.24%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	3.42%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (47)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (2,217)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (86)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 1
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 2
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.14%
Average spread (as a percent)	0.02%
Derivative instruments | Floating to fixed | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.44%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.20%
Average spread (as a percent)	3.48%
Derivative instruments | Floating to fixed | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.16%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2022 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.69%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2022 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2023 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.54%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2023 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.44%
Average spread (as a percent)	0.44%
Derivative instruments | Floating to fixed | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	3.19%
Derivative instruments | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.19%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	3.39%
Average spread (as a percent)	8.09%
Derivative instruments | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 1,192
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (9)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (43)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Receiving leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (1,300)
Derivative instruments | Receiving leg | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(13,761)
Derivative instruments | Receiving leg | Fixed to floating | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(476)
Derivative instruments | Receiving leg | Fixed to floating | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(6)
Derivative instruments | Receiving leg | Fixed to floating | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(67)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(100)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(204)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2022 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(800)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(113)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2023 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(78)
Derivative instruments | Receiving leg | Fixed to floating | 2024 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(125)
Derivative instruments | Receiving leg | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(399)
Derivative instruments | Receiving leg | Fixed to floating | 2025 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(67)
Derivative instruments | Receiving leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3,541)
Derivative instruments | Receiving leg | Fixed to floating | 2026 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(275)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(9,426)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(476)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,395)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(12,093)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(557)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(5)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(7,553)
Derivative instruments | Receiving leg | Floating to fixed | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(138)
Derivative instruments | Receiving leg | Floating to fixed | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(566)
Derivative instruments | Receiving leg | Floating to fixed | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(67)
Derivative instruments | Receiving leg | Floating to fixed | 2022 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(16)
Derivative instruments | Receiving leg | Floating to fixed | 2022 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2023 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(122)
Derivative instruments | Receiving leg | Floating to fixed | 2023 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(354)
Derivative instruments | Receiving leg | Floating to fixed | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(532)
Derivative instruments | Receiving leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(7,132)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(34)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(7,168)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(13)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(45)
Derivative instruments | Paying leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,300
Derivative instruments | Paying leg | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	13,761
Derivative instruments | Paying leg | Fixed to floating | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	476
Derivative instruments | Paying leg | Fixed to floating | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	6
Derivative instruments | Paying leg | Fixed to floating | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	67
Derivative instruments | Paying leg | Fixed to floating | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	100
Derivative instruments | Paying leg | Fixed to floating | 2022 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	204
Derivative instruments | Paying leg | Fixed to floating | 2022 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2022 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2022 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	800
Derivative instruments | Paying leg | Fixed to floating | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	113
Derivative instruments | Paying leg | Fixed to floating | 2023 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2023 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2023 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	78
Derivative instruments | Paying leg | Fixed to floating | 2024 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	125
Derivative instruments | Paying leg | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	399
Derivative instruments | Paying leg | Fixed to floating | 2025 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	67
Derivative instruments | Paying leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3,541
Derivative instruments | Paying leg | Fixed to floating | 2026 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	275
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	9,426
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	476
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,348
Derivative instruments | Paying leg | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	9,876
Derivative instruments | Paying leg | Fixed to floating | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	471
Derivative instruments | Paying leg | Fixed to floating | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	6
Derivative instruments | Paying leg | Fixed to floating | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	2
Derivative instruments | Paying leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	7,553
Derivative instruments | Paying leg | Floating to fixed | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	138
Derivative instruments | Paying leg | Floating to fixed | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	566
Derivative instruments | Paying leg | Floating to fixed | 2022 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	67
Derivative instruments | Paying leg | Floating to fixed | 2022 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	16
Derivative instruments | Paying leg | Floating to fixed | 2022 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2023 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	122
Derivative instruments | Paying leg | Floating to fixed | 2023 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	354
Derivative instruments | Paying leg | Floating to fixed | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	532
Derivative instruments | Paying leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	7,132
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	34
Derivative instruments | Paying leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8,360
Derivative instruments | Paying leg | Floating to fixed | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4
Derivative instruments | Paying leg | Floating to fixed | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 2